Income Taxes Deferred Taxes Classified in Consolidated Statements of Financial Position (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Other noncurrent assets	$ 2,467	$ 1,630
Other noncurrent liabilities	(1,542)	(203)
Net deferred tax asset	$ 925	$ 1,427